UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Pkwy, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, Ohio 45244

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 11/30/2025

Date of reporting period: 11/30/2025

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the M3Sixty Income and Opportunity Fund, a series of the 360 Funds (the “registrant”) for the year ended November 30, 2025 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

M3Sixty Income and Opportunity Fund	ANNUAL REPORT

Class A (HROAX)

November 30, 2025

This annual report to shareholders contains important information of the M3Sixty Income and Opportunity Fund (the “Fund”) for the year ended November 30, 2025. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://m3sixtyfunds.com/mutual-fund-documents/. You can also request this information without charge by contacting the Fund at (877) 244-6235.

What were the Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A shares	$232	2.20%

How has the Fund performed since inception?

Cumulative Performance of a Hypothetical $10,000 Investment as-of November 30, 2025

Average Annual Total Returns
	1 Year	5 Years	Since Inception of January 21, 2016 through November 30, 2025
Class A shares without sales charge	10.81%	6.88%	6.76%
Class A shares with sales charge	4.71%	5.68%	6.15%
S&P 500® Total Return Index	15.00%	15.29%	16.08%

The S&P 500® Total Return Index (the “S&P 500”) is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. Index returns do not include expenses, which are deducted from Fund returns. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.

How did the Fund perform last year?

For the fiscal year ended November 30, 2025, the Class A shares before sales charges gained 10.81%, underperforming its benchmark, the S&P 500. The Fund believes the S&P 500 is an appropriate benchmark as it aligns with the Fund's primary focus of investing in U.S. equities and provides consistency for investors when measuring performance.

M3Sixty Income and Opportunity Fund	ANNUAL REPORT

Class A (HROAX)

November 30, 2025

What factors influenced performance during the past year?

●	The market experienced a sustained rally from Election day 2024 into mid-February 2025. Leading up to and following the implementation of new Tariffs, equities declined, which guided the Fund’s decision to take a more cautious approach by reducing investment exposure and raising cash. The Fund maintained a positive investment outlook, choosing to limit the use of hedging and underwriting due to high market volatility as management believed this was necessary to prevent excessive costs while trying to time the market during a period of uncertainty, which also led to a lower portfolio turnover as compared to previous years.

●	With rate cuts expected and clarity around the purpose of tariffs as a negotiating tool to drive large foreign investments into the U.S. economy, the Fund invested in sectors and industries thought to have compelling value such as Asia, Financials, Solar, and Commodities. These sectors and industries were selected based on new data center buildouts for companies, high expectations and adoption of artificial intelligence, rate cuts, and oversold stocks based on an unsustainable tariff rate. This enabled the Fund to outperform the market by a few percentage points into September 2025 as the Market rallied on imminent rate cuts.

●	As our philosophy remained unchanged during the 4th quarter, and while the market reported modest gains, the Fund underperformed during the quarter mainly due to stock selections as some of our largest positions delivered weak performance during the final quarter of our fiscal year due to high capital expenditures.

Top Security Contributors to Performance		Top Security Detractors from Performance
Xometry, Inc. - Class A	22.98%	Sensus Healthcare, Inc.	(15.67)%
Global X Silver Miners ETF	17.36%	Newell Brands, Inc.	(12.73)%
First Solar, Inc.	16.16%	PayPal Holdings, Inc.	(6.63)%

Top Sector Contributors to Performance		Top Sector Detractors from Performance
Industrials	48.58%	Healthcare	(18.17)%
Communication Services	41.32%	Materials	(3.92)%

What are some Fund statistics?

Fund Statistics
Total Net Assets	$20,001,479	Investment Advisory Fees Paid	$144,183
Number of Portfolio Holdings	36	Portfolio Turnover Rate	141.08%

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Industrials	14.65%	Energy	8.47%
Financials	13.88%	Government	4.41%
Communication Services	13.70%	Health Care	4.31%
Cash & Cash Equivalents	12.96%	Equity Fund	2.62%
Information Technology	12.19%	Real Estate	2.26%
Consumer Discretionary	8.77%	Alternative Fund	1.78%

Top Ten Holdings (as a % of Net Assets)
Federated Hermes Government Obligations Fund	14.39%	Phillips 66	3.77%
WESCO International, Inc.	5.01%	Yalla Group Ltd. – UAE - ADR	3.65%
U.S. Treasury Note, 0.625%, 07/31/2026	4.90%	Up Fintech Holding Ltd. – China - ADR	3.53%
Cisco Systems, Inc.	4.62%	Kingstone Cos., Inc.	3.42%
Meta Platforms, Inc. - Class A	4.54%	Gevo, Inc.	3.21%

Material Fund Changes

There were no material Fund changes that occurred during the year ended November 30, 2025.

Additional information about the Fund

Additional information about the Fund, including its prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information, is available on the Fund’s website at https://m3sixtyfunds.com/mutual-fund-documents/. You can also request this information without charge by contacting the Fund at (877) 244-6235.

Householding

To reduce the Fund’s expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (877) 244-6235 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

M3Sixty Income and Opportunity Fund	ANNUAL REPORT

Institutional Class (HIOIX)

November 30, 2025

This annual report to shareholders contains important information of the M3Sixty Income and Opportunity Fund (the “Fund”) for the year ended November 30, 2025. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://m3sixtyfunds.com/mutual-fund-documents/. You can also request this information without charge by contacting the Fund at (877) 244-6235.

What were the Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$206	1.95%

How has the Fund performed since inception?

Cumulative Performance of a Hypothetical $10,000 Investment as-of November 30, 2025

Average Annual Total Returns
	1 Year	5 Years	Since Inception of January 21, 2016 through November 30, 2025
Institutional Class shares	11.01%	7.14%	7.03%
S&P 500® Total Return Index	15.00%	15.29%	16.08%

The S&P 500® Total Return Index (the “S&P 500”) is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. Index returns do not include expenses, which are deducted from Fund returns. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.

How did the Fund perform last year?

For the fiscal year ended November 30, 2025, the Institutional Class of the Fund gained 11.01%, underperforming its benchmark of The S&P 500. The Fund believes the S&P 500 is an appropriate benchmark as it aligns with the Fund's primary focus of investing in U.S.equities and provides consistency for investors when measuring performance.

M3Sixty Income and Opportunity Fund	ANNUAL REPORT

Institutional Class (HIOIX)

November 30, 2025

What factors influenced performance during the past year?

●	The market experienced a sustained rally from Election day 2024 into mid-February 2025. Leading up to and following the implementation of new Tariffs, equities declined, which guided the Fund’s decision to take a more cautious approach by reducing investment exposure and raising cash. The Fund maintained a positive investment outlook, choosing to limit the use of hedging and underwriting due to high market volatility as management believed this was necessary to prevent excessive costs while trying to time the market during a period of uncertainty, which also led to a lower portfolio turnover.

●	With rate cuts expected and clarity around the purpose of tariffs as a negotiating tool to drive large foreign investments into the U.S. economy, the Fund invested in sectors and industries thought to have compelling value such as Asia, Financials, Solar, and Commodities. These sectors and industries were selected based on new data center buildouts for companies, high expectations and adoption of artificial intelligence, rate cuts, and oversold stocks based on an unsustainable tariff rate. This enabled the Fund to outperform the market by a few percentage points into September 2025 as the Market rallied on imminent rate cuts.

●	As our philosophy remained unchanged during the 4th quarter, and while the market reported modest gains, the Fund underperformed during the quarter mainly due to stock selections as some of our largest positions delivered weak performance during the final quarter of our fiscal year due to high capital expenditures.

Top Security Contributors to Performance		Top Security Detractors from Performance
Xometry, Inc. - Class A	22.98%	Sensus Healthcare, Inc.	(15.67)%
Global X Silver Miners ETF	17.36%	Newell Brands, Inc.	(12.73)%
First Solar, Inc.	16.16%	PayPal Holdings, Inc.	(6.63)%

Top Sector Contributors to Performance		Top Sector Detractors from Performance
Industrials	48.58%	Healthcare	(18.17)%
Communication Services	41.32%	Materials	(3.92)%

What are some Fund statistics?

Fund Statistics
Total Net Assets	$20,001,479	Investment Advisory Fees Paid	$144,183
Number of Portfolio Holdings	36	Portfolio Turnover Rate	141.08%

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Industrials	14.65%	Energy	8.47%
Financials	13.88%	Government	4.41%
Communication Services	13.70%	Health Care	4.31%
Cash & Cash Equivalents	12.96%	Equity Fund	2.62%
Information Technology	12.19%	Real Estate	2.26%
Consumer Discretionary	8.77%	Alternative Fund	1.78%

Top Ten Holdings (as a % of Net Assets)
Federated Hermes Government Obligations Fund	14.39%	Phillips 66	3.77%
WESCO International, Inc.	5.01%	Yalla Group Ltd. – UAE - ADR	3.65%
U.S. Treasury Note, 0.625%, 07/31/2026	4.90%	Up Fintech Holding Ltd. – China - ADR	3.53%
Cisco Systems, Inc.	4.62%	Kingstone Cos., Inc.	3.42%
Meta Platforms, Inc. - Class A	4.54%	Gevo, Inc.	3.21%

Material Fund Changes

There were no material Fund changes that occurred during the year ended November 30, 2025.

Additional information about the Fund

Additional information about the Fund, including its prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information, is available on the Fund’s website at https://m3sixtyfunds.com/mutual-fund-documents/. You can also request this information without charge by contacting the Fund at (877) 244-6235.

Householding

To reduce the Fund’s expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (877) 244-6235 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

ITEM 2.	CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.
(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Tom Wirtshafter serves on its audit committee as the "audit committee financial expert" as defined in Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $11,000 with respect to the registrant’s fiscal year ended November 30, 2025 and $11,000 with respect to the registrant’s fiscal year ended November 30, 2024 for the M3Sixty Income and Opportunity Fund. The November 30, 2025 and November 30, 2024 audit fees were paid to Tait Weller & Baker, LLP.

(b)	Audit-Related Fees. There were no fees billed during the fiscal year for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $2,000 with respect to the registrant’s fiscal year ended November 30, 2025 and $2,000 with respect to the registrant’s fiscal year ended November 30, 2024 for the M3Sixty Income and Opportunity Fund. The November 30, 2025 and November 30, 2024 tax fees were paid to Tait Weller & Baker, LLP and the services comprising these fees were the preparation of the registrant’s federal income and excise tax returns.

(d)

All Other Fees. The aggregate fees billed in last fiscal year for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended November 30, 2025 and $0 for the fiscal year ended November 30, 2024 for the M3Sixty Income and Opportunity Fund.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the last two fiscal years ended November 30, 2025 and November 30, 2024 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULES OF INVESTMENTS

Included in annual financial statements and other information filed under item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies:

M3Sixty Income and Opportunity Fund

Class A Shares (Ticker Symbol: HROAX)

Institutional Class Shares (Ticker Symbol: HIOIX)

A Series of the

360 Funds

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

November 30, 2025

Investment Adviser:

M3Sixty Capital, LLC

4300 Shawnee Mission Parkway, Suite 100

Fairway, KS 66205

IMPORTANT NOTE: The Securities and Exchange Commission (the “SEC”) adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual reports (the “Reports”). The Reports are now streamlined to highlight key information about the M3Sixty Income and Opportunity Fund (the “Fund”). Certain information previously included in the Reports, including the Fund’s financial statements, will no longer appear in the Reports, but will be available online within the Annual and Semi-Annual Financial Statements and Additional Information, delivered free of charge, and filed with the SEC.

M3SIXTY INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2025	ANNUAL REPORT

COMMON STOCK - 84.35%	Shares	Value

Airlines - 2.46%
American Airlines Group, Inc.(a)	35,000	$491,750

Banks - 5.77%
Bank of America Corp.	8,000	429,200
Citigroup, Inc.	3,000	310,800
Goldman Sachs Group, Inc.	500	413,020
		1,153,020
Commercial Services - 1.17%
Greenidge Generation Holdings, Inc.(a)	150,000	234,000

Distribution & Wholesale - 5.01%
WESCO International, Inc.	3,750	1,002,788

Diversified Financial Services - 6.22%
Acadian Asset Management, Inc.	12,000	538,080
Up Fintech Holding Ltd. - China - ADR(a)	80,000	705,600
		1,243,680
Energy - Alternate Sources - 5.94%
First Solar, Inc.(a)	2,000	545,840
Gevo, Inc.(a)	300,000	642,000
		1,187,840
Healthcare - Products - 2.93%
Sensus Healthcare, Inc.(a)	140,000	586,600

Insurance - 3.42%
Kingstone Cos., Inc.	45,000	684,900

Internet - 16.09%
Alibaba Group Holding Ltd. - Hong Kong - ADR	3,000	471,900
Amazon.com, Inc.(a)	2,200	513,084
Baidu, Inc. - China - ADR(a)	3,700	432,493
Lyft, Inc. - Class A(a)	26,000	546,780
Meta Platforms, Inc. - Class A	1,400	907,130
Sea Ltd. - Singapore - ADR(a)	2,500	347,525
		3,218,912
Leisure Time - 3.08%
Carnival Corp.(a)	11,000	283,580
Norwegian Cruise Line Holdings Ltd.(a)	18,000	332,280
		615,860
Metal Fabricate & Hardware - 2.92%
Xometry, Inc. - Class A(a)	10,000	584,700

Oil & Gas - 6.20%
EQT Corp.	8,000	486,880
Phillips 66	5,500	753,280
		1,240,160
Pharmaceuticals - 1.85%
AstraZeneca PLC - Great Britain - ADR	4,000	370,880

Semiconductors - 3.10%
NVIDIA Corp.	3,500	619,500

M3SIXTY INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2025	ANNUAL REPORT

COMMON STOCK - 84.35% (continued)	Shares	Value

Shipbuilding - 3.14%
Huntington Ingalls Industries, Inc.	2,000	$627,240

Software - 7.78%
Oracle Corp.	1,900	383,705
Take-Two Interactive Software, Inc.(a)	1,800	442,926
Yalla Group Ltd. - UAE - ADR (a)	103,000	730,270
		1,556,901
Telecommunications - 4.62%
Cisco Systems, Inc.	12,000	923,280

Toys/Games/Hobbies - 2.65%
Nintendo Co. Ltd. - Japan - ADR	25,000	529,000

TOTAL COMMON STOCK (Cost $14,840,498)		16,871,011

PREFERRED STOCK - 2.51%

REITS - 2.51%
Global Medical REIT, Inc.	20,000	501,400

TOTAL PREFERRED STOCK (Cost $500,000)		501,400

GOVERNMENT BONDS - 4.90%	Principal

U.S. Treasury Note, 0.625%, due 07/31/2026	$1,000,000	979,802

TOTAL GOVERNMENT BONDS (Cost $977,969)		979,802

EXCHANGE-TRADED FUNDS - 4.89%	Shares

Alternative Fund - 1.98%
Fidelity Wise Origin Bitcoin Fund(a)	5,000	395,400

Equity Fund - 2.91%
Global X Silver Miners ETF	7,500	582,450

TOTAL EXCHANGE-TRADED FUNDS (Cost $635,316)		977,850

SHORT-TERM INVESTMENTS - 14.39%
Federated Hermes Government Obligations Fund - Institutional Shares, 3.80%(b)	2,878,885	2,878,885

SHORT-TERM INVESTMENTS (Cost $2,878,885)		2,878,885

INVESTMENTS AT VALUE (Cost $19,832,668) - 111.04%		$22,208,948

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (11.04%)		(2,207,469)

NET ASSETS - 100.00%		$20,001,479

M3SIXTY INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2025	ANNUAL REPORT

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Rate shown represents the 7-day effective yield at November 30, 2025, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

UAE - United Arab Emirates

The accompanying notes are an integral part of these financial statements.

M3SIXTY INCOME AND OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2025	ANNUAL REPORT
Assets:

Investments, at cost	$19,832,668
Investments, at value	22,208,948
Receivables:
Interest	11,025
Dividends	10,020
Investment securities sold	400,198
Prepaid expenses	4,182
Total assets	22,634,373

Liabilities:
Payables:
Investment securities purchased	2,597,492
Due to adviser	13,204
Due to administrator	11,967
Accrued expenses	7,735
Accrued Trustee fees	2,212
Accrued distribution (12b-1) fees	284
Total liabilities	2,632,894
Commitments and contingencies (a)	—
Net Assets	$20,001,479

Sources of Net Assets:
Paid-in capital	$15,976,928
Total distributable earnings	4,024,551
Total Net Assets	$20,001,479

Class A Shares:
Net Assets	$64,448
Shares Outstanding (Unlimited shares of $0 par value beneficial interest authorized)	4,868
Net Asset Value Per Share	$13.24

Maximum Offering Price Per Share(b)	$14.01

Minimum Redemption Price Per Share(c)	$13.11

Institutional Class Shares:
Net Assets	$19,937,031
Shares Outstanding (Unlimited shares of $0 par value beneficial interest authorized)	1,463,294
Net Asset Value, Offering and Redemption Price Per Share	$13.62

(a) See Note 8 in the Notes to the Financial Statements.

(b) A maximum sales charge of 5.50% is imposed on Class A shares.

(c) Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within one year from the date of purchase.

The accompanying notes are an integral part of these financial statements.

M3SIXTY INCOME AND OPPORTUNITY FUND
STATEMENT OF OPERATIONS	ANNUAL REPORT

For the
Year Ended
November 30, 2025

Investment income:
Dividends (net of foreign withholding taxes of $278)	$153,461
Interest	104,257
Total investment income	257,718

Expenses:
Management fees (Note 5)	244,064
Distribution (12b-1) fees - Class A (Note 5)	158
Accounting and transfer agent fees and expenses (Note 5)	109,853
Reports to shareholders	24,999
Legal fees	22,902
Trustee fees and expenses	17,502
Audit fees	13,504
Miscellaneous	13,042
Custodian fees	11,001
Compliance officer fees (Note 5)	10,001
Pricing fees	8,001
Insurance	3,717
Registration and filing fees	2,033
Total expenses	480,777
Less: fees waived (Note 5)	(99,881)
Net expenses	380,896

Net investment loss	(123,178)

Realized and unrealized gain:
Net realized gain on:
Unaffiliated Investments	1,844,488
Net realized gain on investments	1,844,488

Net change in unrealized appreciation on:
Unaffiliated Investments	345,043
Net change in unrealized appreciation on investments	345,043

Net realized and unrealized gain on investments	2,189,531

Net increase in net assets resulting from operations	$2,066,353

The accompanying notes are an integral part of these financial statements.

M3SIXTY INCOME AND OPPORTUNITY FUND
STATEMENTS OF CHANGES IN NET ASSETS	ANNUAL REPORT

	For the	For the
	Year Ended	Year Ended
	November 30, 2025	November 30, 2024

Increase (decrease) in net assets from:
Operations:
Net investment loss	$(123,178)	$(82,106)
Net realized gain on investments, options written and securities sold short	1,844,488	1,584,220
Net change in unrealized appreciation on investments, options written and securities sold short	345,043	2,385,382
Net increase in net assets resulting from operations	2,066,353	3,887,496

Distributions to shareholders from:
Total distributable earnings - Class A	(3,022)	—
Total distributable earnings - Institutional Class	(905,179)	—
Total distributions	(908,201)	—

Capital share transactions (Note 3):
Decrease in net assets from capital share transactions	(991,433)	(1,792,354)

Increase in net assets	166,719	2,095,142

Net Assets:
Beginning of year	19,834,760	17,739,618

End of year	$20,001,479	$19,834,760

The accompanying notes are an integral part of these financial statements.

M3SIXTY INCOME AND OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the years indicated.

	Class A

	For the	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022		November 30, 2021

Net Asset Value, Beginning of Year	$12.54	$10.18	$9.91	$10.96		$11.19

Investment Operations:
Net investment income (loss)(a)	(0.11)	(0.08)	0.01	(0.10)		(0.18)
Net realized and unrealized gains (losses) on investments, options written and securities sold short	1.40	2.44	0.26	(0.32)		0.58
Total from investment operations	1.29	2.36	0.27	(0.42)		0.40

Distributions:
From net realized capital gains	(0.59)	—	—	(0.63)		(0.63)
Total distributions	(0.59)	—	—	(0.63)		(0.63)

Net Asset Value, End of Year	$13.24	$12.54	$10.18	$9.91		$10.96 (d)

Total Return(b)	10.81%	23.18%	2.72%	(3.94)%		3.57%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$64	$64	$52	$158		$82

Ratios of expenses to average net assets:
Before fees waived and expenses absorbed(c)	2.71%	2.96%	2.97%	3.01%		2.62%
After fees waived and expenses absorbed(c)	2.20%	2.41%	2.22%	2.44%		2.35%

Ratios of net investment income (loss):
Before fees waived and expenses absorbed(c)	(1.39)%	(1.25)%	(0.75)%	(1.68)%		(1.77)%
After fees waived and expenses absorbed(c)	(0.88)%	(0.70)%	0.00%	(1.11)%		(1.50)%

Portfolio turnover rate	141.08%	487.35%	739.85%	1194.80	%(e)	395.29%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and does not reflect the impact of sales charges.
(c)	The ratios include 0.00% of interest expense and 0.00% of dividend expense for the year ended November 30, 2025, 0.21% of interest expense and 0.00% of dividend expense for the year ended November 30, 2024, 0.02% of interest expense and 0.00% of dividend expense for the year ended November 30, 2023, 0.16% of interest expense and 0.08% of dividend expense during the year ended November 30, 2022, and 0.13% of interest expense and 0.02% of dividend expense during the year ended November 30, 2021
(d)	The Net Asset Value (“NAV”) differs from the traded NAV on November 30, 2021 due to financial statement adjustments.
(e)	The increase in portfolio turnover for the year ended November 30, 2022 was the result of certain market conditions occurring throughout the year which led to more active trading by the portfolio manager.

The accompanying notes are an integral part of these financial statements.

M3SIXTY INCOME AND OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the years indicated.

	Institutional Class

	For the	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022		November 30, 2021

Net Asset Value, Beginning of Year	$12.86	$10.42	$10.11	$11.14		$11.34

Investment Operations:
Net investment income (loss)(a)	(0.08)	(0.05)	0.02	(0.08)		(0.15)
Net realized and unrealized gains (losses) on investments, options written and securities sold short	1.43	2.49	0.29	(0.32)		0.58
Total from investment operations	1.35	2.44	0.31	(0.40)		0.43

Distributions:
From net realized capital gains	(0.59)	—	—	(0.63)		(0.63)
Total distributions	(0.59)	—	—	(0.63)		(0.63)

Net Asset Value, End of Year	$13.62	$12.86	$10.42 (d)	$10.11		$11.14 (d)

Total Return(b)	11.01%	23.42%	3.07%	(3.68)%		3.79%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$19,937	$19,771	$17,687	$16,875		$23,418

Ratios of expenses to average net assets:
Before fees waived and expenses absorbed(c)	2.46%	2.71%	2.72%	2.76%		2.37%
After fees waived and expenses absorbed(c)	1.95%	2.16%	1.97%	2.19%		2.10%

Ratios of net investment income (loss):
Before fees waived and expenses absorbed(c)	(1.14)%	(1.00)%	(0.50)%	(1.43)%		(1.52)%
After fees waived and expenses absorbed(c)	(0.63)%	(0.45)%	0.25%	(0.86)%		(1.25)%

Portfolio turnover rate	141.08%	487.35%	739.85%	1194.80	%(e)	395.29%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and does not reflect the impact of sales charges.
(c)	The ratios include 0.00% of interest expense and 0.00% of dividend expense for the year ended November 30, 2025, 0.21% of interest expense and 0.00% of dividend expense for the year ended November 30, 2024, 0.02% of interest expense and 0.00% of dividend expense for the year ended November 30, 2023, 0.16% of interest expense and 0.08% of dividend expense during the year ended November 30, 2022, and 0.13% of interest expense and 0.02% of dividend expense during the year ended November 30, 2021
(d)	The NAV differs from the traded NAV on November 30, 2023 and November 30, 2021 due to financial statement adjustments.
(e)	The increase in portfolio turnover for the year ended November 30, 2022 was the result of certain market conditions occurring throughout the year which led to more active trading by the portfolio manager.

The accompanying notes are an integral part of these financial statements.

M3Sixty Income and Opportunity Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2025

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The M3Sixty Income and Opportunity Fund (the “Fund”), is a series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Previously classified as non-diversified, the Fund has transitioned to diversified status, having met the requirements under the Investment Company Act of 1940 for three consecutive years. The Fund’s investment objective is total return comprised of income and capital appreciation. The Fund’s investment adviser is M3Sixty Capital, LLC (the “Adviser”).

The Fund offers two classes of shares: Class A and Institutional Class. Each class of shares commenced operations on January 21, 2016. Each class differs as to sales and redemption charges and ongoing fees. Income and expenses (other than class specific), and realized/unrealized gains or losses are allocated to each class based on their relative NAV. Each class represents an ownership interest in the same investment portfolio and has equal voting rights.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)            Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 2.

b)            Options – The Fund may use an option strategy in an effort to limit market exposure and volatility. The extent of option selling will depend upon market conditions and the Adviser’s judgment of the advantages of selling call options on the Fund’s equity investments. The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund’s participation in equity market gains. The Fund’s investment adviser seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. During the fiscal year ended November 30, 2025, the Fund did not engage in any options transactions.

Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the written put options, but continues to bear the risk of declines in the value of underlying securities held by the Fund. The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

c)            Exchange-Traded Funds (“ETFs”) – The Fund may invest in ETFs. An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index. ETFs are traded on a securities exchange based on their market value. An ETF portfolio holds the same stocks or bonds as the index it tracks, so its market price reflects the value of the index at any given time. ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees’ fees, and marketing expenses, and ETF shareholders, such as the Fund, pay their proportionate share of these expenses. Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses.

d)            Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

M3Sixty Income and Opportunity Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2025

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

As of and during the year ended November 30, 2025, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the Statement of Operations. For the year ended November 30, 2025, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdiction as U.S. Federal.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by the Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of the year ended November 30, 2025 and for all other open tax years (years ended November 30, 2024, November 30, 2023 and November 30, 2022), the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next 12 months.

e)            Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital.

f)            Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)            Diversified Fund – The Fund is classified as a diversified fund. In general, a diversified fund is required to meet specific asset diversification thresholds, generally limiting the percentage of assets that may be invested in a single issuer. This classification reduces the risk associated with concentrated positions by ensuring a broader allocation of assets across multiple securities and issuers.

h)            Sales Charges – A maximum sales charge of 5.50% is imposed on certain purchases of Class A shares. A CDSC is imposed upon certain redemptions of Class A shares purchased at NAV in amounts totaling $1 million or more if the dealer’s commission was paid by the underwriter and the shares are redeemed within one year from the date of purchase. The CDSC will be paid to the Distributor and will be equal to 1.00% of the lesser of (1) the NAV at the time of purchase of the Class A shares being redeemed; or (2) the NAV of such shares at the time of redemption. There were no CDSC Fees paid to the Distributor for the year ended November 30, 2025.

i)            Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

j)             Segment Reporting – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Chief Investment Officer of the advisor has been designated as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.

k)            Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.

M3Sixty Income and Opportunity Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2025

2.	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board adopted guidelines for valuing securities and other derivative instruments, including circumstances in which market quotes are not readily available and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common stock, preferred stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their NAV and are categorized as Level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy.

M3Sixty Income and Opportunity Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2025

2.	SECURITIES VALUATIONS (continued)

The SEC adopted Rule 2a-5 under the 1940 Act, which established an updated regulatory framework for registered investment company fair valuation practices. Under the rule a greater number of the Fund’s securities may be subject to fair value pricing. The Fund’s fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Fund’s “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

The Fund’s policies regarding fair value pricing are intended to result in a calculation of a Fund’s NAV that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Fund’s use of fair value pricing. These securities will be categorized as Level 3 securities.

The following tables summarize the inputs used to value the Fund’s assets and liabilities measured at fair value as of November 30, 2025.

Financial Instruments – Assets
Security Classification(1)	Level 1	Level 2	Level 3	Totals
Common Stock(2)	$16,871,011	$—	$—	$16,871,011
Preferred Stock(2)	501,400	—	—	501,400
Exchange-Traded Funds(2)	977,850	—	—	977,850
Government Bonds	—	979,802	—	979,802
Short-Term Investments	2,878,885	—	—	2,878,885
Total Assets	$21,229,146	$979,802	$—	$22,208,948

(1)       As of and for the year ended November 30, 2025, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock, ETFs and preferred stock held in the Fund are Level 1 securities. For a detailed break-out of common stock and preferred stock by industry and ETFs by investment type, please refer to the Schedule of Investments.

M3Sixty Income and Opportunity Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2025

3.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the year ended November 30, 2025, were as follows:

	Sold	Redeemed	Reinvested	Net Increase / (Decrease)
Class A
Shares	—	(503)	253	(250)
Value	$—	$(6,354)	$3,022	$(3,332)
Institutional Class
Shares	36,597	(184,240)	73,893	(73,750)
Value	$469,230	$(2,362,510)	$905,179	$(988,101)

Transactions in shares of capital stock for the year ended November 30, 2024, were as follows:

	Sold	Redeemed	Reinvested	Net Increase / (Decrease)
Class A
Shares	—	—	—	—
Value	$—	$—	$—	$—
Institutional Class
Shares	25,637	(186,566)	—	(160,929)
Value	$285,909	$(2,078,263)	$—	$(1,792,354)

4.	INVESTMENT TRANSACTIONS

For the year ended November 30, 2025, aggregate purchases and sales of investment securities (excluding short-term investments and U.S. Government securities) for the Fund were as follows:

Purchases	Sales
$$24,726,822	$26,662,734

The cost of purchases and proceeds from sales of U.S. Government securities during the year ended November 30, 2025, were $966,602 and $1,000,000, respectively.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser will receive a monthly management fee equal to an annual rate of 1.25% of the Fund’s net assets, less any fee waivers. For the year ended November 30, 2025, the Adviser earned $244,064 of management fees.

The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (excluding interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.95% of the Fund’s average daily net assets. The current contractual agreement cannot be terminated before March 31, 2026, without the Board’s approval. For the year ended November 30, 2025, the Adviser waived advisory fees of $99,881.

M3Sixty Income and Opportunity Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2025

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three years following the month in which such waiver or reimbursement occurred, if the Fund can make the payment without exceeding the 1.95% expense limit. The cumulative reimbursable amount of fees waived by the Adviser is $121,080, of which $21,199 can be recouped no later than November 30, 2027 and $99,881 can be recouped no later than November 30, 2028.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide daily operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s compliance; (j) maintaining shareholder account records.

For the year ended November 30, 2025, M3Sixty earned $109,853, including out of pocket expenses, pursuant to the ICSA.

The Fund has also entered into a Chief Compliance Officer Service Agreement (“CCO Agreement”) with M3Sixty. Pursuant to the CCO Agreement, M3Sixty agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-1 of the 1940 Act, to the Fund for the year and on the terms and conditions set forth in the CCO Agreement.

For the year ended November 30, 2025, M3Sixty earned $10,001 of fees pursuant to the CCO Agreement.

Certain officers and the interested Trustee of the Trust are also employees or officers of M3Sixty and the Adviser.

The Fund has entered into a Distribution Agreement with Matrix 360 Distributors, LLC (“Matrix 360” or the “Distributor”). Pursuant to the Distribution Agreement, the Distributor provides distribution services to the Fund. The Distributor serves as the principal underwriter of the Fund. Matrix 360 may receive commissions from the sale of Class A shares. During the year ended November 30, 2025, no commissions were paid to the Distributor. Matrix 360 is an affiliate of M3Sixty.

The Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act for its Class A shares. The Fund may expend up to 0.25% for Class A shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The Plan for the Class A shares of the Fund took effect January 21, 2016. For the year ended November 30, 2025, the Fund accrued $158 in 12b-1 expenses attributable to Class A shares.

6.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments, including written options and securities sold short, at November 30, 2025 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$19,862,927	$2,931,825	$(585,804)	$2,346,021

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

M3Sixty Income and Opportunity Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2025

6.	TAX MATTERS (continued)

The Fund’s tax basis distributable earnings are determined at the end of each fiscal year. The tax character of distributable earnings (deficit) at November 30, 2025, the Fund’s most recent fiscal year end, is as follows:

Unrealized Appreciation	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Post-October Loss and Late Year Loss	Other Book/Tax Differences	Total Distributable Earnings
$2,346,021	$1,111,029	$567,501	$—	$—	$—	$4,024,551

Under current tax law, net capital losses realized after November 30th and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of November 30, 2025, the Fund had no post-November capital losses or post-December losses to defer.

In accordance with accounting pronouncements, the Fund may record reclassifications in the capital accounts. These reclassifications have no impact on the NAV of the Fund and are designed generally to present distributable earnings on a tax basis which is considered to be more informative to the shareholder. There were no reclassifications necessary for the year ended November 30, 2025.

As of November 30, 2025, the Fund had no non-expiring short-term capital loss carryforwards or non-expiring long-term capital loss carryforwards for federal income tax purposes available to offset future capital gains.

For the year ended November 30, 2025, the Fund distributed $908,201 of ordinary income and no long-term capital gains.

For the year ended November 30, 2024, the Fund distributed no ordinary income or long-term capital gains.

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2025, Charles Schwab and Co., Inc. held 63.07% and National Financial Services, LLC held 36.56% of the Fund’s shares in omnibus accounts for the sole benefit of their customers. The Trust does not know whether any of the underlying beneficial shareholders of the omnibus accounts held by Charles Schwab and Co., Inc. or National Financial Services, LLC own more than 25% of the voting securities of the Fund.

8.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

M3Sixty Income and Opportunity Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2025

9.	NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments required that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets’ treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. The amendments to the Names Rule became effective on December 11, 2023. Following a recent extension by the SEC, fund groups with net assets of $1 billion or more must comply by June 11, 2026, while smaller fund groups (less than $1 billion in net assets) have until December 11, 2026. Management has evaluated the amendments and determined that they do not require the Fund to make changes to its name or investment strategies.

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund management has evaluated the impact of ASU 2023-09 and determined that adoption will not have a material effect on the Fund’s financial statements, as the Fund qualifies as a regulated investment company under Subchapter M and generally does not incur significant income tax expense.

10.	SUBSEQUENT EVENTS

On December 22, 2025 the Fund distributed $1,111,029 and $567,501 of ordinary income and long-term capital gains, respectively.

In accordance with GAAP, management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of

M3Sixty Income and Opportunity Fund and the

Board of Trustees of 360 Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of M3Sixty Income and Opportunity Fund (the “Fund”), a series of series of 360 Funds (the “Trust”), including the schedule of investments, as of November 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for each of the two years in the period ended November 30, 2022, have been audited by other auditors, whose report dated January 27, 2023 expressed unqualified opinions on such financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the Funds in the Trust since 2023.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

January 29, 2026

M3Sixty Income and Opportunity Fund	ANNUAL REPORT

ADDITIONAL INFORMATION (Unaudited)

November 30, 2025

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 months ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the SEC’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Fund distributed $908,201 of ordinary income during the year ended November 30, 2025.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2026 to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their own tax advisors.

360 FUNDS

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

M3Sixty Capital, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker, LLP

Two Liberty Place

50 South 16th Street

Suite 2900

Philadelphia, PA 19102-2529

LEGAL COUNSEL

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with Accountants on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the year ended November 30, 2025.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Trustee fees paid by the Funds are within Item 7. Statements of Operations as Trustee fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

N/A

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Funds are open-end management investment companies

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Funds are open-end management investment companies

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Funds are open-end management investment companies

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable, Funds are open-end management investment companies

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable at this time

ITEM 19.	EXHIBITS

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2)	Not applicable

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

By: Randy Linscott	/s/ Randy Linscott
Principal Executive Officer,
Date: February 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Randy Linscott	/s/ Randy Linscott
Principal Executive Officer
Date: February 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer
Date: February 4, 2026